Investment Objectives and Goals - Towle Value ETF	Mar. 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	TOWLE VALUE ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Towle Value ETF (the “Fund”) seeks to achieve long-term capital appreciation.